SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA- Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013
merger and acquisition related charges [Abstract]
Business Combination, Acquisition Related Costs	$ 40.0	$ 6.0	$ 4.0	$ 4.0	$ 212.0	$ 67.0	$ 5.0	$ 106.0	$ 54.0	$ 390.0
Business Combination, Acquisition Related Costs, Net of Tax	$ 31.0	$ 6.0	$ 9.0	$ 3.0	$ 142.0	$ 51.0	$ 4.0	$ 81.0	$ 49.0	$ 270.0
Business Combination, Acquisition Related Costs, Diluted Earnings Per Share Impact	$ 0.19	$ 0.04	$ 0.06	$ 0.02	$ 0.89	$ 0.32	$ (0.03)	$ 0.51	$ 0.30	$ 1.70
Net Additions									$ 18.8